UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (51.4%)
	Consumer Discretionary (8.9%)
909,000	AV Homes, Inc. 6.625%, 05/15/22	$951,028
1,314,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,242,959
2,719,000	CalAtlantic Group, Inc. 6.625%, 05/01/20 CCO Holdings, LLC / CCO	2,917,310
	Holdings Capital Corp.*
2,492,000	5.125%, 05/01/27	2,433,388
523,000	5.000%, 02/01/28	506,329
	Century Communities, Inc.
2,286,000	5.875%, 07/15/25	2,323,330
1,328,000	6.875%, 05/15/22	1,382,056
1,192,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	1,189,926
3,322,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	3,605,400
2,838,000	DISH DBS Corp.^ 5.875%, 11/15/24	2,697,476
2,203,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	2,306,849
1,099,000	GameStop Corp.*µ 6.750%, 03/15/21	1,138,630
1,729,000	goeasy, Ltd.*µ 7.875%, 11/01/22	1,845,457
699,000	Guitar Center, Inc.*^ 6.500%, 04/15/19	684,541
2,316,000	Hasbro, Inc. 6.600%, 07/15/28	2,722,273
1,129,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	1,239,094
3,908,000	L Brands, Inc.^ 6.875%, 11/01/35	4,016,017
1,075,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,145,187
1,304,000	M/I Homes, Inc. 5.625%, 08/01/25	1,330,445
2,487,000	Mattel, Inc.*^ 6.750%, 12/31/25	2,523,161
322,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	332,330
1,864,000	Meritage Homes Corp. 7.000%, 04/01/22	2,105,313
2,443,000	MGM Resorts International^ 6.750%, 10/01/20	2,632,736
2,247,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,280,267
	PetSmart, Inc.*^
899,000	5.875%, 06/01/25	695,210
254,000	8.875%, 06/01/25	161,608
	Rite Aid Corp.
2,623,000	7.700%, 02/15/27	2,350,483
2,135,000	6.125%, 04/01/23*^	1,994,549
3,337,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	4,203,352
2,135,000	Salem Media Group, Inc.* 6.750%, 06/01/24	2,105,815
1,683,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	1,678,742
PRINCIPAL AMOUNT		VALUE
3,420,000	Service Corp. International 7.500%, 04/01/27	$4,087,174
2,272,000	SFR Group, SA*^ 7.375%, 05/01/26	2,237,568
1,187,000	Sotheby’s* 4.875%, 12/15/25	1,165,622
2,929,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	2,975,307
244,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	243,893
	ZF North America Capital, Inc.*
1,251,000	4.750%, 04/29/25	1,291,908
759,000	4.500%, 04/29/22µ	785,990
		71,528,723

	Consumer Staples (2.1%)
1,202,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	1,077,280
3,566,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	3,643,596
2,150,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,507,687
	JBS USA LUX SA / JBS USA Finance, Inc.*
6,027,000	7.250%, 06/01/21	6,158,630
1,173,000	8.250%, 02/01/20	1,180,056
	New Albertson’s, Inc.
987,000	7.450%, 08/01/29^	870,105
567,000	8.000%, 05/01/31	507,995
308,000	7.750%, 06/15/26	279,995
	Pilgrim’s Pride Corp.*
239,000	5.750%, 03/15/25	242,650
181,000	5.875%, 09/30/27	181,928
	Post Holdings, Inc.*
1,221,000	5.750%, 03/01/27	1,228,936
244,000	5.625%, 01/15/28^	243,707
		17,122,565

	Energy (6.9%)
1,173,000	Bill Barrett Corp. 7.000%, 10/15/22	1,197,193
2,003,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	2,086,665
1,221,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	1,246,983
2,198,000	Calfrac Holdings, LP*^ 7.500%, 12/01/20	2,206,243
1,251,000	California Resources Corp.*^ 8.000%, 12/15/22	1,054,749
1,814,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,878,061
1,216,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	1,230,252
249,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	268,261
239,000	Crown Rock, LP / Crown Rock Finance, Inc.* 5.625%, 10/15/25	242,154

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,394,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$2,301,640
489,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	503,707
528,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	560,459
	Energy Transfer Equity, LP
1,856,000	5.875%, 01/15/24	2,015,505
855,000	5.500%, 06/01/27	903,128
2,472,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	2,217,075
1,099,000	EP Energy, LLC / Everest Acquisition Finance, Inc.*^ 8.000%, 02/15/25	868,243
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,221,000	6.250%, 05/15/26	1,220,744
1,173,000	6.500%, 10/01/25^	1,196,061
	Gulfport Energy Corp.^
1,173,000	6.375%, 05/15/25	1,193,000
704,000	6.000%, 10/15/24	711,132
2,330,000	Halcon Resources Corp. 6.750%, 02/15/25	2,463,975
498,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	518,769
718,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	747,578
122,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	120,144
1,031,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	1,055,569
1,212,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	1,217,527
1,221,000	PDC Energy, Inc.*^ 5.750%, 05/15/26	1,249,144
1,074,500	Petroleum Geo Services Company*^ 7.375%, 12/15/20	1,045,531
1,202,000	Plains All American Pipeline, LP^‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,211,135
1,173,000	QEP Resources, Inc.^ 5.625%, 03/01/26	1,202,407
4,885,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	5,055,022
2,296,000	SESI, LLC*^ 7.750%, 09/15/24	2,473,251
513,000	SM Energy Company^ 6.750%, 09/15/26	535,895
1,016,000	Southwestern Energy Company^ 7.500%, 04/01/26	1,064,920
777,000	Sunoco, LP / Sunoco Finance Corp.*^ 5.500%, 02/15/26	793,185
1,138,000	Transocean, Inc.* 7.500%, 01/15/26	1,185,876
1,270,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	1,278,896
PRINCIPAL AMOUNT		VALUE
	W&T Offshore, Inc.*
1,359,371	8.500%, 06/15/21 10.000% PIK rate	$1,136,998
978,550	9.000%, 05/15/20 10.750% PIK rate	941,849
2,301,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	2,438,577
1,197,000	Whiting Petroleum Corp.*^ 6.625%, 01/15/26	1,224,980
1,495,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	1,551,399
		55,613,882
	Financials (6.8%)
2,374,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	2,369,228
3,466,000	Ally Financial, Inc. 8.000%, 11/01/31	4,426,619
2,164,000	Ardonagh Midco 3, PLC*^ 8.625%, 07/15/23	2,257,744
2,150,000	Assured Partners, Inc.* 7.000%, 08/15/25	2,213,059
2,010,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	2,135,072
2,345,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	2,320,823
244,000	Citadel, LP*µ 5.375%, 01/17/23	253,109
	CyrusOne, LP / CyrusOne Finance Corp.
1,075,000	5.375%, 03/15/27	1,119,586
313,000	5.000%, 03/15/24µ	322,933
2,135,000	Dell International, LLC / EMC Corp.*^µ 6.020%, 06/15/26	2,337,772
1,207,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	1,227,622
1,954,000	Equinix, Inc. 5.375%, 04/01/23	2,007,129
479,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	494,694
1,026,000	HUB International, Ltd.* 7.875%, 10/01/21	1,067,681
1,783,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,751,798
1,436,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	1,395,433
	Jefferies Finance, LLC*
2,785,000	7.375%, 04/01/20	2,842,204
2,540,000	7.250%, 08/15/24^	2,640,190
1,138,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	1,140,885
1,016,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,019,434
1,260,000	LPL Holdings, Inc.* 5.750%, 09/15/25	1,286,706

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,856,000	MetLife, Inc.µ 6.400%, 12/15/66	$2,122,020
2,238,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.^ 6.500%, 07/01/21	2,269,164
	Navient Corp.
1,466,000	6.750%, 06/25/25^	1,538,215
618,000	6.500%, 06/15/22	652,812
1,055,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,069,401
1,392,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	1,354,332
3,386,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	3,461,728
484,000	Radian Group, Inc. 4.500%, 10/01/24	487,749
	Springleaf Finance Corp.
1,925,000	8.250%, 10/01/23	2,131,851
156,000	5.625%, 03/15/23	156,473
655,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	667,190
2,443,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	2,508,350
		55,049,006

	Health Care (6.7%)
3,908,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	3,979,028
	Community Health Systems, Inc.^
3,669,000	7.125%, 07/15/20	3,211,200
1,197,000	6.875%, 02/01/22	852,862
513,000	8.000%, 11/15/19	481,379
3,547,000	DaVita, Inc. 5.125%, 07/15/24	3,577,061
662,000	Endo International, PLC* 7.250%, 01/15/22	579,621
3,224,000	Endo, Ltd.* 6.000%, 07/15/23	2,534,419
2,179,000	Greatbatch, Ltd.* 9.125%, 11/01/23	2,373,073
	HCA, Inc.
7,113,000	5.875%, 05/01/23	7,634,490
1,148,000	7.500%, 11/06/33	1,280,657
518,000	5.375%, 02/01/25^	530,201
1,221,000	Magellan Health, Inc.^ 4.400%, 09/22/24	1,221,787
2,198,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,882,477
230,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	214,834
	Tenet Healthcare Corp.^
3,434,000	6.750%, 06/15/23	3,392,054
2,379,000	5.125%, 05/01/25*	2,375,788
2,198,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	2,007,246
1,716,000	Teva Pharmaceutical Finance IV, BV^ 3.650%, 11/10/21	1,662,915
PRINCIPAL AMOUNT		VALUE
508,000	Teva Pharmaceutical Finance IV, LLC 2.250%, 03/18/20	$493,870
1,270,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	1,184,288
	Valeant Pharmaceuticals International, Inc.*^
8,813,000	7.250%, 07/15/22	8,759,902
2,394,000	9.000%, 12/15/25	2,465,748
1,026,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	1,039,718
		53,734,618

	Industrials (5.3%)
1,417,000	ACCO Brands Corp.* 5.250%, 12/15/24	1,446,991
	Allison Transmission, Inc.*
806,000	4.750%, 10/01/27	804,239
513,000	5.000%, 10/01/24	518,707
430,000	American Greetings Corp.* 7.875%, 02/15/25	458,898
489,000	American Woodmark Corp.* 4.875%, 03/15/26	490,895
1,221,000	ARD Securities Finance SARL*
	8.750%, 01/31/23
	8.750% PIK rate	1,263,295
1,216,000	Beacon Escrow Corp.* 4.875%, 11/01/25	1,213,082
1,197,000	Bombardier, Inc.* 7.500%, 12/01/24	1,260,232
718,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	718,689
	Covanta Holding Corp.
831,000	5.875%, 03/01/24^	851,634
283,000	5.875%, 07/01/25	287,808
1,221,000	Delphi Technologies, PLC* 5.000%, 10/01/25	1,220,365
1,202,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,208,407
244,000	FXI Holdings, Inc.* 7.875%, 11/01/24	243,786
2,154,000	Garda World Security Corp.* 7.250%, 11/15/21	2,209,325
3,527,000	Golden Nugget, Inc.*^ 6.750%, 10/15/24	3,650,727
1,050,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,105,886
1,793,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	1,861,878
264,000	Hertz Corp.* 7.625%, 06/01/22	276,485
	Icahn Enterprises, LP
1,300,000	6.750%, 02/01/24µ	1,354,249
1,221,000	6.375%, 12/15/25*	1,243,851
391,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	396,353
1,221,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	1,223,534
611,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	642,876
2,006,000	Meritor, Inc. 6.250%, 02/15/24	2,108,767
254,000	Multi-Color Corp.* 4.875%, 11/01/25	255,175

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,710,000	Navistar International Corp.* 6.625%, 11/01/25	$1,795,261
	Park Aerospace Holdings, Ltd.*^
1,045,000	5.500%, 02/15/24	1,035,935
762,000	4.500%, 03/15/23	734,964
2,150,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,308,412
1,095,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	1,098,290
767,000	Tennant Company*^ 5.625%, 05/01/25	801,484
122,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	123,063
254,000	TriMas Corp.* 4.875%, 10/15/25	256,756
	United Continental Holdings, Inc.^
2,247,000	6.375%, 06/01/18	2,274,402
733,000	4.250%, 10/01/22	737,918
1,886,000	United Rentals North America, Inc.^ 4.875%, 01/15/28	1,887,622
601,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	612,128
605,000	WESCO Distribution, Inc. 5.375%, 06/15/24	622,878
		42,605,247

	Information Technology (3.5%)
2,931,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	2,950,286
	Amkor Technology, Inc.
3,215,000	6.375%, 10/01/22^	3,316,080
459,000	6.625%, 06/01/21	465,561
	Cardtronics, Inc.
1,881,000	5.125%, 08/01/22^	1,829,733
1,519,000	5.500%, 05/01/25*	1,417,516
1,353,000	CBS Radio, Inc.* 7.250%, 11/01/24	1,422,835
1,075,000	CDK Global, Inc.* 4.875%, 06/01/27	1,079,929
826,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	848,509
3,010,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	2,976,899
1,993,000	CommScope Technologies, LLC* 6.000%, 06/15/25	2,102,585
3,322,000	First Data Corp. - Class A* 7.000%, 12/01/23	3,508,314
1,246,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,299,684
	Nuance Communications, Inc.
1,353,000	5.625%, 12/15/26	1,402,330
1,173,000	6.000%, 07/01/24µ	1,243,838
1,221,000	TTM Technologies, Inc.* 5.625%, 10/01/25	1,257,178
1,041,000	VFH Parent, LLC*^ 6.750%, 06/15/22	1,095,257
		28,216,534

	Materials (3.7%)
2,119,000	AK Steel Corp.^ 6.375%, 10/15/25	2,102,366
1,881,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	2,086,415
PRINCIPAL AMOUNT		VALUE
3,835,000	ArcelorMittal, SA^ 7.500%, 10/15/39	$4,954,341
1,417,000	Arconic, Inc.^ 5.125%, 10/01/24	1,496,324
2,174,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	2,251,318
	First Quantum Minerals, Ltd.*
731,000	7.000%, 02/15/21	756,790
586,000	7.250%, 04/01/23	622,021
	Freeport-McMoRan, Inc.^
1,856,000	4.550%, 11/14/24	1,885,881
586,000	3.550%, 03/01/22	581,705
1,759,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,808,604
747,000	Kinross Gold Corp.* 4.500%, 07/15/27	753,499
362,000	Koppers, Inc.* 6.000%, 02/15/25	383,314
767,000	New Gold, Inc.*^ 6.375%, 05/15/25	813,833
2,819,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	2,978,259
2,296,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,337,374
1,070,000	Steel Dynamics, Inc.^ 5.000%, 12/15/26	1,114,951
2,340,000	United States Steel Corp.^ 6.875%, 08/15/25	2,458,041
122,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	128,623
		29,513,659

	Real Estate (0.6%)
1,167,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,242,458
2,247,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	2,231,743
1,221,000	Starwood Property Trust, Inc.* 4.750%, 03/15/25	1,210,182
		4,684,383

	Telecommunication Services (5.5%)
977,000	Altice Financing, SA*^ 7.500%, 05/15/26	1,016,779
	Altice Luxembourg, SA*
469,000	7.750%, 05/15/22	450,240
391,000	7.625%, 02/15/25^	359,319
1,487,000	Altice US Finance I Corp.*^ 5.500%, 05/15/26	1,521,982
240,000	Block Communications, Inc.* 6.875%, 02/15/25	250,783
1,309,000	CB Escrow Corp.* 8.000%, 10/15/25	1,321,311
415,000	CenturyLink, Inc.^ 7.500%, 04/01/24	418,164
4,690,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	4,757,841
4,828,000	Embarq Corp. 7.995%, 06/01/36	4,700,758
	Frontier Communications Corp.
3,554,000	7.625%, 04/15/24	2,351,024
1,930,000	11.000%, 09/15/25^	1,512,425

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,216,000	8.500%, 04/15/20^	$1,189,503
1,173,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	1,243,304
	Intelsat Jackson Holdings, SA^
2,013,000	9.750%, 07/15/25*	1,857,596
1,466,000	7.500%, 04/01/21	1,253,225
962,000	8.000%, 02/15/24*	1,011,346
1,221,000	Qwest Corp.^ 6.875%, 09/15/33	1,192,001
498,000	SBA Communications Corp.* 4.000%, 10/01/22	491,979
	Sprint Corp.
6,840,000	7.875%, 09/15/23^	7,243,047
2,130,000	7.125%, 06/15/24	2,162,142
	T-Mobile USA, Inc.
2,296,000	6.625%, 04/01/23µ	2,387,037
733,000	4.750%, 02/01/28^	736,247
2,213,000	United States Cellular Corp. 6.700%, 12/15/33	2,343,479
	Windstream Services, LLC
1,578,000	8.625%, 10/31/25*	1,476,385
872,000	7.750%, 10/01/21	659,890
163,000	7.750%, 10/15/20^	139,881
		44,047,688

	Utilities (1.4%)
2,931,000	AES Corp.µ 7.375%, 07/01/21	3,271,201
2,150,000	Dynegy, Inc.*^ 8.125%, 01/30/26	2,371,601
	NRG Energy, Inc.^
2,057,000	6.625%, 01/15/27	2,180,338
726,000	5.750%, 01/15/28*	727,757
1,075,000	PPL Capital Funding, Inc.^µ‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,068,899
708,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	714,885
1,221,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,204,523
		11,539,204

	TOTAL CORPORATE BONDS (Cost $409,012,941)	413,655,509

CONVERTIBLE BONDS (69.1%)
	Consumer Discretionary (12.5%)
3,200,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	3,430,208
	DISH Network Corp.^
9,500,000	2.375%, 03/15/24*	8,907,105
3,750,000	3.375%, 08/15/26	3,973,125
5,571,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	5,651,417
	Liberty Interactive, LLC
5,423,000	1.750%, 09/30/46*^	6,701,093
3,200,000	3.750%, 02/15/30	2,242,864
3,195,361	4.000%, 11/15/29	2,264,185
	Liberty Media Corp.^
8,550,000	1.375%, 10/15/23	10,636,841
5,350,000	2.250%, 09/30/46	5,640,773
2,750,000	Liberty Media Corp. / Liberty Formula One* 1.000%, 01/30/23	3,235,966
PRINCIPAL AMOUNT			VALUE
3,250,000		Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	$3,838,916
8,000,000		Priceline Group, Inc. 0.350%, 06/15/20	11,918,000
3,500,000		RH* 0.000%, 07/15/20	3,563,263
22,850,000		Tesla, Inc. 1.250%, 03/01/21	26,287,211
1,875,000		Wayfair, Inc.* 0.375%, 09/01/22	2,084,109
			100,375,076

		Energy (2.9%)
5,250,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	4,225,856
3,775,000		Oil States International, Inc.*^ 1.500%, 02/15/23	3,870,168
4,700,000		PDC Energy, Inc. 1.125%, 09/15/21	4,720,210
5,370,000		SM Energy Company 1.500%, 07/01/21	5,477,373
		SunEdison, Inc.@
9,411,000		0.250%, 01/15/20*	188,220
898,000		2.000%, 10/01/18	17,960
4,400,000		Weatherford International, Ltd.^ 5.875%, 07/01/21	4,604,556
			23,104,343

		Financials (3.8%)
5,500,000		Ares Capital Corp.*^ 3.750%, 02/01/22	5,637,803
5,547,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	4,427,994
3,255,000		IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	3,691,837
14,000,000		JPMorgan Chase Financial Company 0.000%, 05/01/23	14,035,000
3,125,000		TCP Capital Corp. 4.625%, 03/01/22	3,198,906
			30,991,540

		Health Care (10.3%)
		BioMarin Pharmaceutical, Inc.
5,711,000		1.500%, 10/15/20^	6,688,580
4,600,000		0.750%, 10/15/18	4,898,747
2,700,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	3,040,470
6,250,000		Illumina, Inc.^ 0.000%, 06/15/19	6,868,906
		Innoviva, Inc.
3,500,000		2.125%, 01/15/23	3,471,983
1,200,000		2.500%, 08/15/25*	1,302,672
1,667,000		Insmed, Inc. 1.750%, 01/15/25	1,587,359
6,750,000		Insulet Corp.* 1.375%, 11/15/24	7,169,648
2,900,000		Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	3,109,119
2,500,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	2,882,525
4,739,000		Medidata Solutions, Inc.^ 1.000%, 08/01/18	5,735,635

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,300,000	Molina Healthcare, Inc. 1.625%, 08/15/44	$6,949,875
2,750,000	Neurocrine Biosciences, Inc.*^ 2.250%, 05/15/24	3,718,825
3,000,000	Nevro Corp. 1.750%, 06/01/21	3,355,095
4,050,000	NuVasive, Inc.^ 2.250%, 03/15/21	4,339,676
10,750,000	Pacira Pharmaceuticals, Inc.*^ 2.375%, 04/01/22	10,427,177
3,500,000	Sarepta Therapeutics, Inc.* 1.500%, 11/15/24	4,030,723
3,000,000	Teladoc, Inc.* 3.000%, 12/15/22	3,476,910
		83,053,925

	Industrials (5.8%)
2,022,000	Air Lease Corp. 3.875%, 12/01/18	3,396,930
3,750,000	Air Transport Services Group, Inc.* 1.125%, 10/15/24	3,952,894
3,650,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	4,103,567
5,250,000	Dycom Industries, Inc.^ 0.750%, 09/15/21	7,019,014
3,250,000	Echo Global Logistics, Inc. 2.500%, 05/01/20	3,425,029
8,000,000	Greenbrier Companies, Inc.*^ 2.875%, 02/01/24	9,233,000
3,750,000	Kaman Corp.* 3.250%, 05/01/24	4,336,369
3,250,000	Meritor, Inc.*^ 3.250%, 10/15/37	3,592,517
1,833,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,850,065
5,200,000	Tutor Perini Corp. 2.875%, 06/15/21	5,678,530
		46,587,915

	Information Technology (31.6%)
2,250,000	Advanced Micro Devices, Inc.^ 2.125%, 09/01/26	4,217,861
5,750,000	Altaba, Inc.~ 0.000%, 12/01/18	8,675,715
5,712,000	Blackhawk Network Holdings, Inc.^ 1.500%, 01/15/22	6,380,932
3,300,000	Citrix Systems, Inc.^ 0.500%, 04/15/19	4,393,290
3,309,000	Coupa Software, Inc.* 0.375%, 01/15/23	3,607,720
	Cypress Semiconductor Corp.
1,650,000	4.500%, 01/15/22^	2,345,912
1,055,000	2.000%, 02/01/23*	1,143,894
1,604,000	Envestnet, Inc. 1.750%, 12/15/19	1,718,574
2,500,000	Everbridge, Inc. 1.500%, 11/01/22	2,918,450
6,291,000	Finisar Corp.^ 0.500%, 12/15/36	5,749,628
5,500,000	II-VI, Inc.* 0.250%, 09/01/22	6,206,503
8,350,000	Inphi Corp.^ 0.750%, 09/01/21	7,787,794
PRINCIPAL AMOUNT		VALUE
6,350,000	Intel Corp.~ 3.250%, 08/01/39	$14,674,532
3,900,000	Knowles Corp. 3.250%, 11/01/21	4,367,903
6,000,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	6,417,120
16,500,000	Microchip Technology, Inc.*^ 1.625%, 02/15/27	20,151,945
10,000,000	Micron Technology, Inc. 3.000%, 11/15/43	15,216,600
5,250,000	Nice Systems, Inc.^ 1.250%, 01/15/24	6,411,536
2,500,000	Novellus Systems, Inc.~ 2.625%, 05/15/41	14,289,175
3,528,000	Nutanix, Inc.*^ 0.000%, 01/15/23	3,438,195
	ON Semiconductor Corp.
5,918,000	1.000%, 12/01/20	8,457,621
5,250,000	1.625%, 10/15/23*^	7,184,888
5,500,000	OSI Systems, Inc.* 1.250%, 09/01/22	5,100,233
7,450,000	Proofpoint, Inc.^ 0.750%, 06/15/20	10,138,258
3,375,000	Quotient Technology, Inc.* 1.750%, 12/01/22	3,311,719
5,500,000	RealPage, Inc.*^ 1.500%, 11/15/22	7,268,772
2,700,000	Red Hat, Inc. 0.250%, 10/01/19	4,844,327
5,150,000	Rovi Corp.^ 0.500%, 03/01/20	4,898,139
8,800,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	15,056,052
5,575,000	Servicenow, Inc.*^ 0.000%, 06/01/22	6,828,650
5,500,000	Silicon Laboratories, Inc.*^ 1.375%, 03/01/22	6,603,328
2,757,000	Synaptics, Inc.*^ 0.500%, 06/15/22	2,612,878
2,425,000	Teradyne, Inc. 1.250%, 12/15/23	3,705,473
5,250,000	Veeco Instruments, Inc. 2.700%, 01/15/23	4,711,481
5,500,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	5,371,905
3,400,000	Weibo Corp.*^ 1.250%, 11/15/22	4,126,886
13,500,000	Workday, Inc.*^ 0.250%, 10/01/22	14,121,202
		254,455,091

	Materials (1.0%)
4,700,000	Royal Gold, Inc.^ 2.875%, 06/15/19	5,073,956
2,800,000	RTI International Metals, Inc.^ 1.625%, 10/15/19	3,304,518
		8,378,474

	Real Estate (1.2%)
2,300,000	Empire State Realty OP, LP* 2.625%, 08/15/19	2,483,069
3,600,000	IH Merger Sub, LLC* 3.500%, 01/15/22	4,054,320

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,750,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	$2,768,645
		9,306,034

	TOTAL CONVERTIBLE BONDS (Cost $534,583,884)	556,252,398

U.S. GOVERNMENT AND AGENCY SECURITIES (0.8%)
6,595,000	United States Treasury Note 1.875%, 05/31/22 (Cost $6,535,032)	6,436,791

BANK LOANS (1.2%)
	Consumer Discretionary (0.3%)
2,500,000	Weight Watchers International, Inc. 6.426%, 11/29/24	2,538,275

	Financials (0.1%)
1,200,000	GLP Financing, LLC 3.059%, 04/28/21	1,198,506

	Health Care (0.2%)
1,500,000	Team Health Holdings, Inc.! 0.000%, 02/06/24	1,475,625

	Industrials (0.2%)
1,200,000	TransDigm, Inc.! 0.000%, 08/22/24	1,211,754

	Telecommunication Services (0.4%)
250,000	CSC Holdings, LLC! 0.000%, 01/12/26	252,189
1,300,000	Intelsat Jackson Holdings, SA 6.625%, 01/14/24	1,310,562
1,296,742	New Media Holdings II, LLC! 0.000%, 06/04/20	1,311,330
		2,874,081

	TOTAL BANK LOANS (Cost $9,235,960)	9,298,241

SYNTHETIC CONVERTIBLE SECURITIES (1.4%) ¤
Corporate Bonds (1.2%)
	Consumer Discretionary (0.2%)
21,000	AV Homes, Inc. 6.625%, 05/15/22	21,971
31,000	Beverages & More, Inc.* 11.500%, 06/15/22	29,324
64,000	CalAtlantic Group, Inc. 6.625%, 05/01/20	68,668
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
58,000	5.125%, 05/01/27	56,636
12,000	5.000%, 02/01/28	11,617
	Century Communities, Inc.
54,000	5.875%, 07/15/25	54,882
31,000	6.875%, 05/15/22	32,262
28,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	27,951
78,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	84,654
PRINCIPAL AMOUNT		VALUE
67,000	DISH DBS Corp.^ 5.875%, 11/15/24	$63,682
52,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	54,451
26,000	GameStop Corp.*µ 6.750%, 03/15/21	26,938
41,000	goeasy, Ltd.*µ 7.875%, 11/01/22	43,762
16,000	Guitar Center, Inc.*^ 6.500%, 04/15/19	15,669
54,000	Hasbro, Inc. 6.600%, 07/15/28	63,473
26,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	28,535
92,000	L Brands, Inc.^ 6.875%, 11/01/35	94,543
25,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	26,632
31,000	M/I Homes, Inc. 5.625%, 08/01/25	31,629
58,000	Mattel, Inc.*^ 6.750%, 12/31/25	58,843
8,000	Mclaren Finance, PLC*^ 5.750%, 08/01/22	8,257
44,000	Meritage Homes Corp. 7.000%, 04/01/22	49,696
57,000	MGM Resorts International^ 6.750%, 10/01/20	61,427
53,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	53,785
	PetSmart, Inc.*^
21,000	5.875%, 06/01/25	16,240
6,000	8.875%, 06/01/25	3,818
	Rite Aid Corp.
62,000	7.700%, 02/15/27	55,559
50,000	6.125%, 04/01/23*^	46,711
78,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	98,250
50,000	Salem Media Group, Inc.* 6.750%, 06/01/24	49,316
39,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	38,901
80,000	Service Corp. International 7.500%, 04/01/27	95,606
53,000	SFR Group, SA*^ 7.375%, 05/01/26	52,197
28,000	Sotheby’s* 4.875%, 12/15/25	27,496
69,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	70,091
6,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	5,997
	ZF North America Capital, Inc.*
29,000	4.750%, 04/29/25	29,948
18,000	4.500%, 04/29/22µ	18,640
		1,678,057

	Consumer Staples (0.0%)
28,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	25,095

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
84,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	$85,828
50,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	35,062
	JBS USA LUX SA / JBS USA Finance, Inc.*
141,000	7.250%, 06/01/21	144,079
27,000	8.250%, 02/01/20	27,162
	New Albertson’s, Inc.
23,000	7.450%, 08/01/29^	20,276
13,000	8.000%, 05/01/31	11,647
7,000	7.750%, 06/15/26	6,364
	Pilgrim’s Pride Corp.*
6,000	5.750%, 03/15/25	6,092
4,000	5.875%, 09/30/27	4,021
	Post Holdings, Inc.*
29,000	5.750%, 03/01/27	29,188
6,000	5.625%, 01/15/28^	5,993
		400,807

	Energy (0.2%)
27,000	Bill Barrett Corp. 7.000%, 10/15/22	27,557
47,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	48,963
29,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	29,617
52,000	Calfrac Holdings, LP*^ 7.500%, 12/01/20	52,195
29,000	California Resources Corp.*^ 8.000%, 12/15/22	24,451
43,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	44,519
29,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	29,340
6,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	6,464
6,000	Crown Rock, LP / Crown Rock Finance, Inc.* 5.625%, 10/15/25	6,079
56,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	53,839
11,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	11,331
12,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	12,738
	Energy Transfer Equity, LP
44,000	5.875%, 01/15/24	47,781
20,000	5.500%, 06/01/27	21,126
58,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	52,019
26,000	EP Energy, LLC / Everest Acquisition Finance, Inc.*^ 8.000%, 02/15/25	20,541
	Genesis Energy, LP / Genesis Energy Finance Corp.
29,000	6.250%, 05/15/26	28,994
27,000	6.500%, 10/01/25^	27,531
	Gulfport Energy Corp.^
27,000	6.375%, 05/15/25	27,460
PRINCIPAL AMOUNT		VALUE
16,000	6.000%, 10/15/24	$16,162
55,000	Halcon Resources Corp. 6.750%, 02/15/25	58,162
12,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	12,500
17,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	17,700
3,000	Nabors Industries, Inc.*^ 5.750%, 02/01/25	2,954
24,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	24,572
28,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	28,128
29,000	PDC Energy, Inc.*^ 5.750%, 05/15/26	29,668
25,000	Petroleum Geo-Services Company*^ 7.375%, 12/15/20	24,326
28,000	Plains All American Pipeline, LP^‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	28,213
27,000	QEP Resources, Inc.^ 5.625%, 03/01/26	27,677
115,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	119,003
54,000	SESI, LLC*^ 7.750%, 09/15/24	58,169
12,000	SM Energy Company^ 6.750%, 09/15/26	12,536
24,000	Southwestern Energy Company^ 7.500%, 04/01/26	25,156
18,000	Sunoco, LP / Sunoco Finance Corp.*^ 5.500%, 02/15/26	18,375
27,000	Transocean, Inc.* 7.500%, 01/15/26	28,136
30,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	30,210
	W&T Offshore, Inc.*
32,000	8.500%, 06/15/21 10.000% PIK Rate	26,765
23,000	9.000%, 05/15/20 10.750% PIK rate	22,137
54,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	57,229
28,000	Whiting Petroleum Corp.*^ 6.625%, 01/15/26	28,654
35,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	36,320
		1,305,297

	Financials (0.2%)
56,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	55,887
81,000	Ally Financial, Inc. 8.000%, 11/01/31	103,450
51,000	Ardonagh Midco 3, PLC*^ 8.625%, 07/15/23	53,209
50,000	Assured Partners, Inc.* 7.000%, 08/15/25	51,466

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
47,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	$49,925
55,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	54,433
6,000	Citadel, LP*µ 5.375%, 01/17/23	6,224
	CyrusOne, LP / CyrusOne Finance Corp.
25,000	5.375%, 03/15/27	26,037
7,000	5.000%, 03/15/24µ	7,222
50,000	Dell International, LLC / EMC Corp.*^µ 6.020%, 06/15/26	54,749
28,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	28,478
46,000	Equinix, Inc. 5.375%, 04/01/23	47,251
11,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	11,360
24,000	HUB International, Ltd.* 7.875%, 10/01/21	24,975
42,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	41,265
34,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	33,040
	Jefferies Finance, LLC*
65,000	7.375%, 04/01/20	66,335
60,000	7.250%, 08/15/24^	62,367
27,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	27,068
24,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	24,081
30,000	LPL Holdings, Inc.* 5.750%, 09/15/25	30,636
44,000	MetLife, Inc.µ 6.400%, 12/15/66	50,307
52,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.^ 6.500%, 07/01/21	52,724
	Navient Corp.
34,000	6.750%, 06/25/25^	35,675
14,000	6.500%, 06/15/22	14,789
25,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	25,341
33,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	32,107
79,000	Quicken Loans, Inc.*^ 5.750%, 05/01/25	80,767
11,000	Radian Group, Inc. 4.500%, 10/01/24	11,085
	Springleaf Finance Corp.
45,000	8.250%, 10/01/23	49,835
4,000	5.625%, 03/15/23	4,012
15,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	15,279
PRINCIPAL AMOUNT		VALUE
57,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	$58,525
		1,289,904

	Health Care (0.2%)
92,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	93,672
	Community Health Systems, Inc.^
86,000	7.125%, 07/15/20	75,269
28,000	6.875%, 02/01/22	19,950
12,000	8.000%, 11/15/19	11,260
83,000	DaVita, Inc. 5.125%, 07/15/24	83,704
16,000	Endo International, PLC* 7.250%, 01/15/22	14,009
76,000	Endo, Ltd.* 6.000%, 07/15/23	59,744
51,000	Greatbatch, Ltd.* 9.125%, 11/01/23	55,542
	HCA, Inc.
167,000	5.875%, 05/01/23	179,244
27,000	7.500%, 11/06/33	30,120
12,000	5.375%, 02/01/25^	12,283
29,000	Magellan Health, Inc.^ 4.400%, 09/22/24	29,019
52,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	44,535
5,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	4,670
	Tenet Healthcare Corp.^
81,000	6.750%, 06/15/23	80,011
56,000	5.125%, 05/01/25*	55,925
52,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	47,487
40,000	Teva Pharmaceutical Finance IV, BV^ 3.650%, 11/10/21	38,763
12,000	Teva Pharmaceutical Finance IV, LLC 2.250%, 03/18/20	11,666
30,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	27,975
	Valeant Pharmaceuticals International, Inc.*^
207,000	7.250%, 07/15/22	205,753
56,000	9.000%, 12/15/25	57,678
24,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	24,321
		1,262,600

	Industrials (0.1%)
33,000	ACCO Brands Corp.* 5.250%, 12/15/24	33,698
	Allison Transmission, Inc.*
19,000	4.750%, 10/01/27	18,959
12,000	5.000%, 10/01/24	12,134
10,000	American Greetings Corp.* 7.875%, 02/15/25	10,672
11,000	American Woodmark Corp.* 4.875%, 03/15/26	11,043

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
29,000	ARD Securities Finance SARL* 8.750%, 01/31/23 8.750% PIK rate	$30,005
29,000	Beacon Escrow Corp.* 4.875%, 11/01/25	28,930
28,000	Bombardier, Inc.* 7.500%, 12/01/24	29,479
17,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	17,016
	Covanta Holding Corp.
19,000	5.875%, 03/01/24^	19,472
7,000	5.875%, 07/01/25	7,119
29,000	Delphi Technologies, PLC* 5.000%, 10/01/25	28,985
28,000	Fly Leasing, Ltd. 5.250%, 10/15/24	28,149
6,000	FXI Holdings, Inc.* 7.875%, 11/01/24	5,995
51,000	Garda World Security Corp.* 7.250%, 11/15/21	52,310
83,000	Golden Nugget, Inc.*^ 6.750%, 10/15/24	85,912
25,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	26,331
42,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	43,613
6,000	Hertz Corp.* 7.625%, 06/01/22	6,284
	Icahn Enterprises, LP
30,000	6.750%, 02/01/24µ	31,252
29,000	6.375%, 12/15/25*	29,543
9,000	James Hardie International Finance, Ltd.*^ 4.750%, 01/15/25	9,123
29,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	29,060
14,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	14,730
47,000	Meritor, Inc. 6.250%, 02/15/24	49,408
6,000	Multi-Color Corp.* 4.875%, 11/01/25	6,028
40,000	Navistar International Corp.* 6.625%, 11/01/25	41,994
	Park Aerospace Holdings, Ltd.*^
25,000	5.500%, 02/15/24	24,783
18,000	4.500%, 03/15/23	17,361
50,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	53,684
26,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	26,078
18,000	Tennant Company*^ 5.625%, 05/01/25	18,809
3,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	3,026
6,000	TriMas Corp.* 4.875%, 10/15/25 United Continental Holdings, Inc.^	6,065
53,000	6.375%, 06/01/18	53,646
17,000	4.250%, 10/01/22	17,114
44,000	United Rentals North America, Inc.^ 4.875%, 01/15/28	44,038
14,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	14,259

PRINCIPAL AMOUNT		VALUE
14,000	WESCO Distribution, Inc. 5.375%, 06/15/24	$14,414
		1,000,521

	Information Technology (0.1%)
69,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	69,454
	Amkor Technology, Inc.
75,000	6.375%, 10/01/22^	77,358
11,000	6.625%, 06/01/21	11,157
	Cardtronics, Inc.
44,000	5.125%, 08/01/22^	42,801
36,000	5.500%, 05/01/25*	33,595
32,000	CBS Radio, Inc.* 7.250%, 11/01/24	33,652
25,000	CDK Global, Inc.* 4.875%, 06/01/27	25,115
19,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	19,518
70,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	69,231
47,000	CommScope Technologies, LLC* 6.000%, 06/15/25	49,584
78,000	First Data Corp. - Class A* 7.000%, 12/01/23	82,374
29,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	30,249
	Nuance Communications, Inc.
32,000	5.625%, 12/15/26	33,167
27,000	6.000%, 07/01/24µ	28,630
29,000	TTM Technologies, Inc.* 5.625%, 10/01/25	29,859
24,000	VFH Parent, LLC*^ 6.750%, 06/15/22	25,251
		660,995

	Materials (0.1%)
50,000	AK Steel Corp.^ 6.375%, 10/15/25	49,608
44,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	48,805
90,000	ArcelorMittal, SA^ 7.500%, 10/15/39	116,269
33,000	Arconic, Inc.^ 5.125%, 10/01/24	34,847
51,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	52,814
	First Quantum Minerals, Ltd.*
17,000	7.000%, 02/15/21	17,600
14,000	7.250%, 04/01/23	14,861
	Freeport-McMoRan, Inc.^
44,000	4.550%, 11/14/24	44,708
14,000	3.550%, 03/01/22	13,897
41,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	42,156
18,000	Kinross Gold Corp.* 4.500%, 07/15/27	18,157
8,000	Koppers, Inc.* 6.000%, 02/15/25	8,471
18,000	New Gold, Inc.*^ 6.375%, 05/15/25	19,099
66,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	69,729

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
54,000	PH Glatfelter Companyµ 5.375%, 10/15/20	$54,973
25,000	Steel Dynamics, Inc.^ 5.000%, 12/15/26	26,050
55,000	United States Steel Corp.^ 6.875%, 08/15/25	57,774
3,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	3,163
		692,981

	Real Estate (0.0%)
27,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	28,746
53,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	52,640
29,000	Starwood Property Trust, Inc.* 4.750%, 03/15/25	28,743
		110,129

	Telecommunication Services (0.1%)
23,000	Altice Financing, SA*^ 7.500%, 05/15/26	23,936
	Altice Luxembourg, SA*
11,000	7.750%, 05/15/22	10,560
9,000	7.625%, 02/15/25^	8,271
35,000	Altice US Finance I Corp.*^ 5.500%, 05/15/26	35,823
6,000	Block Communications, Inc.* 6.875%, 02/15/25	6,270
31,000	CB Escrow Corp.* 8.000%, 10/15/25	31,292
10,000	CenturyLink, Inc.^ 7.500%, 04/01/24	10,076
110,000	CSC Holdings, LLC*^ 5.500%, 04/15/27	111,591
113,000	Embarq Corp. 7.995%, 06/01/36	110,022
	Frontier Communications Corp.
83,000	7.625%, 04/15/24	54,906
45,000	11.000%, 09/15/25^	35,264
29,000	8.500%, 04/15/20^	28,368
27,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	28,618
	Intelsat Jackson Holdings, SA^
47,000	9.750%, 07/15/25*	43,372
34,000	7.500%, 04/01/21	29,065
23,000	8.000%, 02/15/24*	24,180
29,000	Qwest Corp.^ 6.875%, 09/15/33	28,311
12,000	SBA Communications Corp.* 4.000%, 10/01/22	11,855
	Sprint Corp.
160,000	7.875%, 09/15/23^	169,428
50,000	7.125%, 06/15/24	50,755
	T-Mobile USA, Inc.
54,000	6.625%, 04/01/23µ	56,141
17,000	4.750%, 02/01/28^	17,075
52,000	United States Cellular Corp. 6.700%, 12/15/33	55,066
	Windstream Services, LLC
37,000	8.625%, 10/31/25*	34,617
20,000	7.750%, 10/01/21	15,135

PRINCIPAL AMOUNT		VALUE
4,000	7.750%, 10/15/20^	$3,433
		1,033,430

	Utilities (0.0%)
69,000	AES Corp.µ 7.375%, 07/01/21	77,009
50,000	Dynegy, Inc.*^ 8.125%, 01/30/26	55,154
	NRG Energy, Inc.^
48,000	6.625%, 01/15/27	50,878
17,000	5.750%, 01/15/28*	17,041
25,000	PPL Capital Funding, Inc.^µ‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	24,858
17,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	17,165
29,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	28,609
		270,714
	TOTAL CORPORATE BONDS	9,705,435

U.S. Government and Agency Securities (0.0%)
155,000	United States Treasury Note 1.875%, 05/31/22	151,282

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%) #
	Financials (0.1%)
2,250	Bank of America Corp.
225,000	Call, 01/18/19, Strike $30.00	1,001,250

	Industrials (0.1%)
480	Stanley Black & Decker, Inc.
48,000	Call, 01/18/19, Strike $170.00	715,200

	Materials (0.0%)
192	Alcoa Corp.
19,200	Call, 04/20/18, Strike $60.00	21,600

	TOTAL PURCHASED OPTIONS	1,738,050

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $11,152,099)	11,594,767

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (16.4%)
	Consumer Staples (0.8%)
54,000	Bunge, Ltd. 4.875%, 12/31/49	6,102,383

	Energy (3.0%)
95,000	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications Time, Inc.)**§ 3.399%, 09/15/29	6,887,785
117,800	Hess Corp.^ 8.000%, 02/01/19	7,052,686

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	NuStar Energy, LP‡
175,000	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$4,135,250
55,769	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,406,494
73,500	WPX Energy, Inc.^ 6.250%, 07/31/18	4,620,210
		24,102,425

	Financials (2.7%)
46,000	AMG Capital Trust II^ 5.150%, 10/15/37	2,902,747
4,600	Bank of America Corp. 7.250%, 12/31/49	5,805,200
27,248	Virtus Investment Partners, Inc. 7.250%, 02/01/20	2,970,032
8,100	Wells Fargo & Company 7.500%, 12/31/49	10,368,000
		22,045,979

	Health Care (4.6%)
24,950	Allergan, PLC 5.500%, 03/01/18	16,160,115
234,000	Anthem, Inc. 5.250%, 05/01/18	14,054,040
108,000	Becton Dickinson and Company 6.125%, 05/01/20	6,773,760
		36,987,915

	Industrials (0.8%)
105,400	Rexnord Corp.^ 5.750%, 11/15/19	6,464,182

	Real Estate (1.9%)
6,600	Crown Castle International Corp.^ 6.875%, 08/01/20	7,384,344
130,225	Welltower, Inc. 6.500%, 12/31/49	7,536,121
		14,920,465

	Utilities (2.6%)
107,225	DTE Energy Company 6.500%, 10/01/19	5,670,433
	NextEra Energy, Inc.
239,137	6.123%, 09/01/19	13,525,589
25,308	6.371%, 09/01/18	1,795,856
		20,991,878

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $128,675,606)	131,615,227

COMMON STOCKS (1.8%)
	Consumer Discretionary (0.0%)
23,155	GameStop Corp. - Class A^~	389,236

	Energy (1.7%)
74,620	Enterprise Products Partners, LP~	2,061,004
56,546	Gulfmark Offshore, Inc.^#	1,610,996
20,414	Gulfmark Offshore, Inc.	581,595
33,725	Magellan Midstream Partners, LP	2,407,628
51,951	Ocean Rig UDW, Inc. - Class A#	1,398,521
3,175	Schlumberger, Ltd.	233,616
344,673	Southwestern Energy Company#	1,461,415
NUMBER OF SHARES		VALUE
63,705	Spectra Energy Partners, LP~	$2,722,752
17,965	Targa Resources Corp.^	862,320
		13,339,847

	Financials (0.1%)
13,850	American International Group, Inc.	885,292

	TOTAL COMMON STOCKS (Cost $24,578,554)	14,614,375

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.1%)
51	Priceline Group, Inc.
5,100	Put, 06/15/18, Strike $1,900.00	591,600

	Materials (0.0%)
192	Alcoa Corp.
19,200	Put, 04/20/18, Strike $50.00	48,480

	TOTAL PURCHASED OPTIONS (Cost $705,044)	640,080

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (5.5%)
22,218,996	Fidelity Prime Money Market Fund - Institutional Class, 1.51%***	22,225,662
22,162,808	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	22,162,808

	TOTAL SHORT TERM INVESTMENTS (Cost $44,388,695)	44,388,470

TOTAL INVESTMENTS (147.7%) (Cost $1,168,867,815)		1,188,495,858

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.4%)		(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-35.3%)		(283,814,001)

NET ASSETS (100.0%)		$804,681,857

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Consumer Discretionary (0.0%)
51	Priceline Group, Inc.
5,100	Put, 06/15/18, Strike $1,650.00	(178,245)

See accompanying Notes to Schedule of Investments

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Materials (0.0%)
192	Alcoa Corp.
19,200	Put, 04/20/18, Strike $55.00	$(99,840)

	TOTAL WRITTEN OPTIONS (Premium $332,768)	(278,085)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $20,924,409.

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.

&	Illiquid security.
@	In default status and considered non-income producing.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $351,363.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2018.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

***	The rate disclosed is the 7 day net yield as of January 31, 2018.

FOREIGN  CURRENCY ABBREVIATION

CAD           Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows:*

Cost basis of investments	$1,168,535,047
Gross unrealized appreciation	71,143,386
Gross unrealized depreciation	(51,460,660)
Net unrealized appreciation (depreciation)	$19,682,726

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$413,655,509	$—	$413,655,509
Convertible Bonds	—	556,252,398	—	556,252,398
U.S. Government and Agency Securities	—	6,436,791	—	6,436,791
Bank Loans	—	9,298,241	—	9,298,241
Synthetic Convertible Securities (Corporate Bonds)	—	9,705,435	—	9,705,435
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	151,282	—	151,282
Synthetic Convertible Securities (Purchased Options)	1,738,050	—	—	1,738,050
Convertible Preferred Stocks	110,051,879	21,563,348	—	131,615,227
Common Stocks U.S.	14,032,780	581,595	—	14,614,375
Purchased Options	640,080	—	—	640,080
Short Term Investments	44,388,470	—	—	44,388,470
TOTAL	$170,851,259	$1,017,644,599	$—	$1,188,495,858
Liabilities:
Written Options	$278,085	$—	$—	$278,085
TOTAL	$278,085	$—	$—	$278,085

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018